LONG-TERM DEBT AND SHORT-TERM DEBT (Details Textual) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 01, 2019	Jun. 30, 2018	Jun. 30, 2016	Feb. 28, 2019	Feb. 28, 2018
Debt Instrument, Term				3 years
Long-term Debt				$ 0	$ 225,000
Commiment Fee, Percentage	0.35%		0.75%
Debt Issuance Costs, Net			$ 12,000	12,600
Short-term debt and current portion of long-term debt				195,000
Short-term Debt				$ 210,027	$ 0
PRC Bank [Member]
Short-term Debt		$ 14,945
Debt Instrument, Description of Variable Rate Basis		48 basis points over LIBOR
Term and Revolving Facilities Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600,000		400,000
Debt Instrument, Interest Rate, Basis for Effective Rate				175 basis points over LIBOR.	250 basis points over LIBOR.
Term and Revolving Facilities Agreement [Member] | Term Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	270,000		225,000
Repayments of Lines of Credit				$ 30,000
Term and Revolving Facilities Agreement [Member] | Revolving Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 330,000		$ 175,000
Term and Revolving Facilities Agreement [Member] | Interest Rate Swap One [Member]
Derivative, Notional Amount				$ 30,000
Debt Instrument, Interest Rate, Stated Percentage				3.46%
Term and Revolving Facilities Agreement [Member] | Interest Rate Swap Two [Member]
Derivative, Notional Amount				$ 30,000
Debt Instrument, Interest Rate, Stated Percentage				4.10%
Term and Revolving Facilities Agreement [Member] | Interest Rate Swap Three [Member]
Derivative, Notional Amount				$ 50,000
Debt Instrument, Interest Rate, Stated Percentage				4.14%